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August 1, 2007

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, NE
Washington, DC 20549

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Subject: Genworth Life & Annuity VA Separate Account 2
         Genworth Life and Annuity Insurance Company
         Post-Effective Amendment No. 1 Under the Securities Act of 1933 Amendment No. 12 Under the Investment Company Act of 1940
         File Nos. 333-140575; 811-21892
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Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the "Company") and its Genworth Life & Annuity VA Separate Account 2 (the "Separate Account"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing procedures and pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), one complete copy of Post-Effective Amendment No. 1 under the 1933 Act and Amendment No. 12 under the Investment Company Act of 1940 ("1940 Act") to the above-referenced Registration Statement on Form N-4 (the "Post-Effective Amendment").

The purpose of this Post-Effective Amendment is to revise disclosure in the prospectus to reflect that, for contracts issued within a certain period of time, an additional 1.0% will be added to the Bonus Credit schedule. This disclosure will be provided via a supplement to the prospectus. Part A and Part B of Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 20, 2007, are incorporated by reference into this Post-Effective Amendment No. 1.

It is proposed that the filing will become effective 60 days after filing pursuant to Rule 485(a)(1). However, we anticipate requesting acceleration of the effective date to a date on or before September 4, 2007. We will make such a request under separate cover.

The original, manually signed paper version of the Post-Effective Amendment will be maintained on file with the Company.

Should you have any questions with regard to this filing, please contact me at 804.289.3545.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel

Cc: Mark Cowan
    Office of Insurance Products